Note 3	6 Months Ended
Jun. 30, 2022
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the Appendices to the consolidated financial statements of the Group for the year ended December 31, 2021:
–Appendix I shows the main changes and notification of investments and divestments in the BBVA Group.
–Appendix II shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.
The BBVA Group’s activities are mainly located in Spain, Mexico, South America and Turkey, with an active presence in other areas of Europe, The United States and Asia (see Note 5).
Significant transactions in the first six months of 2022
Announcement of the agreement with Neon Payments Limited
On February 14, 2022, BBVA announced the agreement with the company “Neon Payments Limited” ("the Company" in this section) for the subscription of 492,692 preference shares, representing approximately 21.7% of its share capital, through a share capital increase and in consideration of approximately USD 300 million (equal to approximately €263 million, using the applicable 1.14 EUR/USD exchange rate as of February 11, 2022). Despite owning more than 20% of the share capital, BBVA's ability to influence Neon Payments Limited financial and operating decisions policies is very limited, so the investment is recognized under the heading "Non-trading financial assets mandatorily at fair value through profit or loss".
Neon Payments Limited, a company incorporated and domiciled in the United Kingdom, is the owner of 100% of the shares of the Brazilian company “Neon Pagamentos S.A.”.
As of February 14, 2022, BBVA was already the indirect owner of approximately 10.2% of the share capital of the Company (through “Propel Venture Partners Global, S.L.” and “Propel Venture Partners Brazil, S.L.”. BBVA owns more than 99% of the share capital of these two companies), consequently, once the subscription was completed, BBVA holds, direct and indirectly, approximately 29.7% (equal to approximately 25.6% of the share capital on a fully diluted basis) of the share capital of the Company.
Voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş (Garanti BBVA)
On November 15, 2021, BBVA announced a voluntary takeover bid (hereinafter, "VTB") addressed to the 2,106,300,000 shares[6] not controlled by BBVA, which represented the 50.15% of the total share capital of Türkiye Garanti Bankası A.Ş (hereinafter, "Garanti BBVA"). BBVA submitted for authorization an application of the VTB to the supervisor of the securities markets in Turkey (Capital Markets Board, hereinafter, "CMB") on November 18, 2021.
On March 31, 2022, CMB approved the offer information document and on the same day, BBVA announced the commencement of the VTB acceptance period on April 4, 2022. On April 25, 2022 BBVA informed of an increase of the cash offer price per Garanti BBVA share from the initially announced (12.20 Turkish lira) to 15.00 Turkish lira.
On May 18, 2022, BBVA announced the finalization of the offer acceptance period, with the acquisition of 36.12% of Garanti BBVA’s share capital. The total amount paid by BBVA was approximately 22,758 million Turkish lira (equivalent to approximately €1,390 million7) including the expenses associated with the transaction and net of the collection of the dividends corresponding to the stake acquired.
The transaction has resulted in a capital gain of approximately €924 million (including the impacts after the application of IAS 29, see Note 2.1). An amount of €3,609 million has been recorded under the heading “Other reserves” and there was a reclassification to “Accumulated other comprehensive income (loss)” corresponding to the 36.12% acquired from minority interests to “Accumulated other comprehensive income (loss)” of the parent company for an amount of €-2,685 million. The total derecognition associated with the transaction of the heading “Minority interests” considering “Other items” and “Accumulated other comprehensive income (loss)” amounted to €-2,541 million.
The percentage of total share capital of Garanti BBVA owned by BBVA (after the VTB) is 85.97%.
In relation to the rest of the effects of the application of IAS 29 "Financial Reporting in hyperinflationary economies" on the entities of the Group in Turkey, see Note 2.1 to these Consolidated Financial Statements.
Significant transactions in 2021
Sale of BBVA’s U.S. Bancshares, Inc. to PNC Financial Service Group
On June 1 2021, after obtaining all the required authorizations, BBVA completed the sale to The PNC Financial Services Group, Inc. of 100% of the capital stock of its subsidiary BBVA USA Bancshares, Inc., which in turn owns all the capital stock of the bank, BBVA USA.
The consideration received in cash by BBVA, as a consequence of the referred sale, amounts to approximately 11,500 million USD (price provided in the agreement minus the agreed closing price adjustments) equivalent to approximately €9,600 million (with an exchange rate of 1.20 EUR / USD).
The accounting of both the results generated by BBVA USA Bancshares, Inc. since the announcement of the transaction and of its closing, have had an aggregate positive impact on the BBVA Group's Common Equity Tier 1 (fully loaded) ratio of approximately 294 basis points, which includes the generation of capital contributed by the subsidiary to the Group until the closing of the transaction (June 1, 2021) and a profit net of taxes of €582 million. Thus, the BBVA Group has been reflecting the results that BBVA USA Bancshares, Inc. has been generating, as well as the positive impact, mainly, of these results on the Common Equity Tier 1 ("fully loaded") ratio of BBVA Group. The calculation of the impact on Common Equity Tier 1 was made taking into account the amount of the transaction in euros and BBVA Group's financial statements as of June 2021.
The BBVA Group continues to develop the institutional and wholesale business in the US that it currently carries out through its broker-dealer BBVA Securities Inc. and its branch in New York. BBVA also maintains its investment activity in the fintech sector through its participation in Propel Venture Partners US Fund I, L.P.
Note 21 to the consolidated financial statements for 2021 shows a breakdown of the financial information of the companies sold in the United States as of December 31, 2021, 2020 and 2019 and the results for the first five months of 2021 and for 2020 and 2019.